SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Dec. 31, 2017
SIGNIFICANT ACCOUNTING POLICIES
Accounts receivable outstanding	$ 172,000	$ 150,000	$ 165,000,000
Outstanding amount balance	46,000	24,000	39,000
Accounts receivable, net of allowance	126,000	126,000	126,000,000
Deferred revenue	337,000	42,000	514,000,000
Net operating loss carry forward	58,000,000.0	61,600,000	$ 61,600,000	$ 9,900,000
Patent Costs	$ 14,800	$ 17,000